Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST
VY® CBRE Global Real Estate Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in a portfolio	any borrowings for investment purposes) in
of equity securities of companies that are	investments tied to companies that are principally
principally engaged in the real estate industry.	engaged in the real estate industry.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first two paragraphs in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in a portfolio	any borrowings for investment purposes) in
of equity securities of companies that are	investments tied to companies that are principally
principally engaged in the real estate industry. The	engaged in the real estate industry. For purposes of
Portfolio will provide shareholders with at least 60	this 80% policy, a company is principally engaged
days’ prior notice of any change in this investment	in the real estate industry if the company: (i)
policy.	derives at least 50% of its total revenue or
earnings from owning, operating, leasing,
The sub-adviser (the “Sub-Adviser”) considers a	developing, constructing, financing, managing,
company to be principally engaged in the real	brokering, and/or selling commercial, industrial,
estate industry if the company: (i) derives at least	or residential real estate; or (ii) has at least 50% of
50% of its total revenue or earnings from owning,	its assets invested in real estate. For purposes of
operating, developing, constructing, financing,	this 80% policy, companies principally engaged in
managing, and/or selling commercial, industrial,	the real estate industry may include, without
or residential real estate; or (ii) has at least 50% of	limitation, real estate investment trusts (“REITs”),
its assets invested in real estate. The Portfolio will	master limited partnerships, real estate owners,
have investments located in a number of different	real estate managers, real estate brokers, real
countries, including the U.S. As a general matter,	estate dealers, and companies with substantial real
the Portfolio expects these investments to be in	estate holdings.
common stocks of companies of any market
capitalization, including real estate investment	The sub-adviser (the “Sub-Adviser”) may invest
trusts (“REITs”). The Portfolio may invest in	in companies of any market capitalization.
companies located in countries with emerging	However, the Sub-Adviser will generally not
securities markets.	invest in companies with market capitalizations of
less than $100 million at the time of purchase. The
The Portfolio may invest in other investment	Portfolio may also invest in convertible securities,
companies, including exchange-traded funds	initial public offerings (“IPOs”), and Rule 144A
(“ETFs”), to the extent permitted under the	securities. The Portfolio will have investments
Investment Company Act of 1940, as amended,	located in a number of different countries,
and the rules and regulations thereunder, and	including the United States. The Portfolio may
under the terms of applicable no-action relief or	invest in companies located in countries with
exemptive orders granted thereunder (the “1940	emerging securities markets.
Act”). The Portfolio may also invest in convertible
securities, initial public offerings (“IPOs”), and
Rule 144A securities.

VY CBRE Global Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST
VY® CBRE Global Real Estate Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in a portfolio	any borrowings for investment purposes) in
of equity securities of companies that are	investments tied to companies that are principally
principally engaged in the real estate industry.	engaged in the real estate industry.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first two paragraphs in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in a portfolio	any borrowings for investment purposes) in
of equity securities of companies that are	investments tied to companies that are principally
principally engaged in the real estate industry. The	engaged in the real estate industry. For purposes of
Portfolio will provide shareholders with at least 60	this 80% policy, a company is principally engaged
days’ prior notice of any change in this investment	in the real estate industry if the company: (i)
policy.	derives at least 50% of its total revenue or
earnings from owning, operating, leasing,
The sub-adviser (the “Sub-Adviser”) considers a	developing, constructing, financing, managing,
company to be principally engaged in the real	brokering, and/or selling commercial, industrial,
estate industry if the company: (i) derives at least	or residential real estate; or (ii) has at least 50% of
50% of its total revenue or earnings from owning,	its assets invested in real estate. For purposes of
operating, developing, constructing, financing,	this 80% policy, companies principally engaged in
managing, and/or selling commercial, industrial,	the real estate industry may include, without
or residential real estate; or (ii) has at least 50% of	limitation, real estate investment trusts (“REITs”),
its assets invested in real estate. The Portfolio will	master limited partnerships, real estate owners,
have investments located in a number of different	real estate managers, real estate brokers, real
countries, including the U.S. As a general matter,	estate dealers, and companies with substantial real
the Portfolio expects these investments to be in	estate holdings.
common stocks of companies of any market
capitalization, including real estate investment	The sub-adviser (the “Sub-Adviser”) may invest
trusts (“REITs”). The Portfolio may invest in	in companies of any market capitalization.
companies located in countries with emerging	However, the Sub-Adviser will generally not
securities markets.	invest in companies with market capitalizations of
less than $100 million at the time of purchase. The
The Portfolio may invest in other investment	Portfolio may also invest in convertible securities,
companies, including exchange-traded funds	initial public offerings (“IPOs”), and Rule 144A
(“ETFs”), to the extent permitted under the	securities. The Portfolio will have investments
Investment Company Act of 1940, as amended,	located in a number of different countries,
and the rules and regulations thereunder, and	including the United States. The Portfolio may
under the terms of applicable no-action relief or	invest in companies located in countries with
exemptive orders granted thereunder (the “1940	emerging securities markets.
Act”). The Portfolio may also invest in convertible
securities, initial public offerings (“IPOs”), and
Rule 144A securities.